Significant Accounting Judgements, Estimates and Assumptions (Details)				1 Months Ended	12 Months Ended
	Dec. 12, 2025	Dec. 11, 2025	Jun. 28, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Non-controlling interest percentage		49.00%	49.00%		49.00%
Soto Norte
Disclosure of associates [line items]
Percentage of voting equity interests acquired	49.00%				49.00%
Ownership Percentage	100.00%				100.00%
Soto Norte
Disclosure of associates [line items]
Percentage of ownership				51.00%		20.00%